Discontinued operations and disposals - Summary of the results of discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions			3 Months Ended	6 Months Ended		10 Months Ended
		May 31, 2024	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Acquisitions and disposals
(Loss)/profit for the financial year - Discontinued operations				€ 0	€ 16
Basic (loss)/earnings per share from discontinued operations				€ 0	€ 0.0006
Diluted (loss)/earnings per share from discontinued operations				€ 0	€ 0.0006
Assets			€ 128,521	€ 128,859		€ 128,521
Vodafone Spain, Discontinued operations
Acquisitions and disposals
(Loss)/profit for the financial year - Discontinued operations	[1]			0	€ 76
Gains (losses) on disposals of investments		€ 148				€ 148
Vodafone Italy, Discontinued operations
Acquisitions and disposals
(Loss)/profit for the financial year - Discontinued operations				0	€ (60)
Gains (losses) on disposals of investments			€ 1,133
Assets and Liabilities Classified as Held for Sale
Acquisitions and disposals
Assets				€ 109

[1]	The results for Vodafone Spain are for the two months to 31 May 2024 when the sale concluded.